Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments to Suppliers [Line Items]
Total payments	€ 35,450	€ 37,044	€ 40,508
Telefonica, S.A.
Payments to Suppliers [Line Items]
Weighted average maturity period	53 days	49 days
Ratio of payments	55 days	50 days
Ratio of outstanding invoices	38 days	44 days
Total payments	€ 7,337	€ 6,770
Outstanding invoices	€ 1,152	€ 1,190